Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 255,146	$ 274,785
Investment securities:
Held to maturity (Market value of $2,400 on December 31, 2014 and $2,400 on December 31, 2013)	2,400	2,400
Available for sale (Amortized cost of $4,914,428 on December 31, 2014 and $5,372,594 on December 31, 2013)	4,931,963	5,304,579
Total investment securities	4,934,363	5,306,979
Loans	5,679,245	5,199,235
Less allowance for probable loan losses	(64,828)	(70,161)
Net loans	5,614,417	5,129,074
Bank premises and equipment, net	526,423	504,842
Accrued interest receivable	31,461	30,654
Other investments	420,670	388,563
Identified intangible assets, net	797	3,186
Goodwill	282,532	282,532
Other assets	130,711	158,862
Total assets	12,196,520	12,079,477
Deposits:
Demand - non-interest bearing	2,930,253	2,666,510
Savings and interest bearing demand	3,025,680	2,925,612
Time	2,482,692	2,651,303
Total deposits	8,438,625	8,243,425
Securities sold under repurchase agreements	858,350	957,381
Other borrowed funds	1,073,944	1,223,950
Junior subordinated deferrable interest debentures	175,416	190,726
Other liabilities	69,527	39,587
Total liabilities	10,615,862	10,655,069
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 95,783,977 shares on December 31, 2014 and 95,743,592 shares on December 31, 2013	95,784	95,744
Surplus	165,520	163,947
Retained earnings	1,585,389	1,467,000
Accumulated other comprehensive income (loss) (including $(4,881) on December 31, 2014 and $(5,646) on December 31, 2013 of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	11,397	(43,774)
Total shareholders' equity before treasury stock	1,858,090	1,682,917
Less cost of shares in treasury, 29,324,567 shares on December 31,2014 and December 31, 2013	(277,432)	(258,509)
Total shareholders' equity	1,580,658	1,424,408
Total liabilities and shareholders' equity	$ 12,196,520	$ 12,079,477